SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
SHARE CAPITAL
Schedule of share capital

	December 31, 2014			December 31, 2015
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	2,143,740,824			2,122,591,048
Priority share	1			1
Preference shares	1,000,000,001			1,000,000,001
Class A ordinary shares	1,000,000,000			1,000,000,000
Class B ordinary shares	71,870,411			61,295,523
Class C ordinary shares	71,870,411			61,295,523
Issued and fully paid:	338,940,817	€9.7	230	342,056,754	€8.7	366
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	267,970,405	2.7	112	282,161,148	2.8	122
Class B ordinary shares	62,051,348	6.2	71	47,895,605	4.8	170
Class C ordinary shares	8,919,063	0.8	47	12,000,000	1.1	74